Share-Based Compensation (Narrative) (Details) (USD $)	12 Months Ended							12 Months Ended		12 Months Ended					12 Months Ended												12 Months Ended			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2008	Dec. 31, 2009	Dec. 31, 2012 Cerberus Funds [Member]	Jun. 30, 2005 Cerberus Funds [Member]	Dec. 31, 2012 NV Equity Plan [Member]	Dec. 31, 2012 Equity Incentive Plan 2012 [Member]	Dec. 31, 2012 Key Employees [Member] NV Equity Plan [Member]	Dec. 31, 2012 Current And Former Employees [Member] NV Equity Plan [Member]	Dec. 31, 2012 Current And Former Non-Executive Directors [Member] NV Equity Plan [Member]	Dec. 31, 2012 March 31, 2016 [Member]	Dec. 31, 2012 March 31, 2016 [Member] Equity Incentive Plan 2012 [Member]	Dec. 31, 2012 May 31, 2015 [Member]	Dec. 31, 2012 May 31, 2015 [Member] Equity Incentive Plan 2012 [Member]	Dec. 31, 2012 March 31, 2015 [Member]	Dec. 31, 2012 February 16, 2015 [Member]	Dec. 31, 2012 May 31,2014 [Member]	Dec. 31, 2012 May 31, 2013 [Member]	Dec. 31, 2012 2013 [Member]	Dec. 31, 2012 2014 [Member]	Dec. 31, 2012 2015 [Member]	Dec. 31, 2012 2016 [Member]	Dec. 31, 2012 Minimum [Member] NV Equity Plan [Member]	Dec. 31, 2012 Minimum [Member] Key Employees [Member] NV Equity Plan [Member]	Dec. 31, 2012 Maximum [Member] NV Equity Plan [Member]	Dec. 31, 2011 Stock Options [Member]	Dec. 31, 2010 Stock Options [Member]	Dec. 31, 2012 NV Equity Plan [Member]
Share-Based Compensation [Line Items]
Ownership percentage									100.00%																			10.00%
Term of awards								10 years		10 years		5 years
Equity awards available for grants										4,251,848	2,000,000
Percentage of stock option price per share, options granted																											100.00%	110.00%
Aggregate fair market value of stock options exercised																													$ 100,000,000
Stock options outstanding, shares	2,077,036	2,057,203		2,283,541			2,575,000						1,712,500	64,782
Stock options outstanding, weighted average remaining contractual term, years	0 years
Stock options issued, weighted average grant date fair value						$ 1.52
Total stock-based compensation	7,127,000	6,236,000	[1]	3,402,000	[2]																									1,431,000	2,339,000
Restricted share units outstanding	110,768	745,965		745,965			2,211,360																									2,145,228
Restricted share units, expected to vest											90,000				350,000		925,000	165,000	435,000	135,228	100,000	200,000
Expected date of vesting															Mar. 31, 2016	Mar. 31, 2016	May 31, 2015	May 31, 2015	Mar. 31, 2015	Feb. 16, 2015	May 31, 2014	May 31, 2013
Restricted share units issued											255,000
Expected recognition of share-based compensation																							$ 7,200,000	$ 6,900,000	$ 3,200,000	$ 500,000

[1]	Reclassifications of $0.6 million and $0.7 million relating to capitalized interest on pre-delivery payments have been made from net cash provided from operating activities to net cash used in investing activities for the years ended December 31, 2010 and 2011, respectively, to reflect the current year presentation.
[2]	The Amalgamation gain, net of transaction expenses of $274, as presented in the consolidated income statement, consists of the Amalgamation gain of $31,023, as presented in the consolidated statement of cash flow and transaction expenses of $30,749 (Note 1).